Income Taxes - Summary of Loss Before Provision (Benefit) For Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended				4 Months Ended	6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2018	Jun. 30, 2021	Jun. 30, 2020	Sep. 07, 2018	Dec. 31, 2020	Dec. 31, 2019
Loss before income taxes	$ (463,783)		$ (8,673)			$ (469,368)	$ (18,004)
MAVEN TOPCO LIMITED [Member]
U.K.					$ (9,472)			$ (18,613)	$ (26,846)	$ (43,199)
Foreign					(1,547)			3,190	(1,689)	(2,374)
Loss before income taxes		$ (5,585)		$ (9,331)	$ (11,019)			$ (15,423)	$ (28,535)	$ (45,573)